Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Vista Energy, S.A.B. de C.V.
Entity Central Index Key	0001762506
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity File Number	001-39000
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Address, Country	MX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Pedregal 24, Floor 4
Entity Address, Address Line Two	Colonia Molino del Rey
Entity Address, Address Line Three	Alcaldía Miguel Hidalgo
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	11040
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Mancera, S.C.
Auditor Firm ID	1284
Auditor Location	Ciudad de Mexico, Mexico
Entity Common Stock, Shares Outstanding	88,406,478
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	MX
Entity Address, Address Line One	Pedregal 24, Floor 4
Entity Address, Address Line Two	Colonia Molino del Rey
Entity Address, Address Line Three	Alcaldía Miguel Hidalgo
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	11040
Contact Personnel Name	Alejandro Cherñacov
Local Phone Number	8647-0128
City Area Code	+ 52 (55)
Series A Shares [Member]
Document Information [Line Items]
Trading Symbol	VISTA
Title of 12(b) Security	Series A Shares
Security Exchange Name	NYSE
Series C Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2
ADS [Member]
Document Information [Line Items]
Trading Symbol	VIST
Title of 12(b) Security	American Depositary Shares, each representing 1 Series A share, with no par value
Security Exchange Name	NYSE